ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries, VIE and VIE’s subsidiaries. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and “Accumulated losses in excess of investment in subsidiaries, VIE and VIE’s subsidiaries.” The Company, its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries, VIE and VIE’s subsidiaries is reported as share of income from subsidiaries, VIE and VIE’s subsidiaries in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2020 and 2021, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2019, 2020 and 2021, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2020 AND 2021

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2020	2021
Assets
Current assets
Cash and cash equivalents	402	789
Time deposits	46	-
Restricted cash	5,266	3,657
Other current assets	1,095	549
Total current assets	6,809	4,995
Non-current assets
Deferred tax assets	194	254
Investments in subsidiaries, VIE and VIE’s subsidiaries *	278,874	285,824
Other long-term investments	1,522	510
Investment in an equity investee	460	354
Total non-current assets	281,050	286,942
Total assets	287,859	291,937
Liabilities and shareholders’ equity
Current liability
Accrued liabilities and other current liabilities	7,627	7,126
Total current liability	7,627	7,126
Non-current liability
Other liabilities	8,130	459
Total non-current liability	8,130	459
Total liabilities	15,757	7,585
Commitments and contingencies	-	-
Shareholders’ equity
Ordinary shares	46	48
Treasury shares	(10,341)	(20,908)
Other shareholders’ equity	282,397	305,212
Total shareholders’ equity	272,102	284,352
Total liabilities and shareholders’ equity	287,859	291,937

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2020 AND 2021

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2019	2020	2021
Operating expenses
General and administrative expenses	(12,064)	(13,598)	(17,574)
Total operating expenses	(12,064)	(13,598)	(17,574)

Operating loss	(12,064)	(13,598)	(17,574)
Other gains/(losses), net	285	(409)	(242)
Fair value losses on derivative liabilities	-	(11,466)	-
Fair value gains/(losses) on convertible notes	133	(4,433)	-
Share of profits from subsidiaries, VIE and VIE’ subsidiaries	2,519	17,477	4,406
Loss before share of losses from an equity investee and income tax expense	(9,127)	(12,429)	(13,410)
Share of losses from an equity investee	(408)	(111)	(107)
Income tax expense	(68)	(78)	(114)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(9,603)	(12,618)	(13,631)

Net loss attributable to iClick Interactive Asia Group Limited	(9,603)	(12,618)	(13,631)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	(1,612)	5,001	3,340
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(11,215)	(7,617)	(10,291)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2020 AND 2021

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2019	2020	2021
Cash flows from operating activities
Net cash used in operating activities*	(4,252)	(3,461)	(3,217)

Cash flows from investing activities
Purchase of other long-term investments	(1,000)	(19)	-
Investment in an equity investee	(566)	(412)	-
(Purchase)/redemption of time deposits	(301)	255	46
Capital contribution to subsidiaries*	(19,129)	(77,655)	(53)
Refund from subsidiaries of capital contribution *	33,127	-	-
Acquisition of subsidiaries	-	(959)	(4,982)
Net cash provided by/(used in) investing activities*	12,131	(78,790)	(4,989)

Cash flows from financing activities
Proceeds from issuance of shares upon private placements and follow on offering	-	71,917	-
Proceeds from exercise of share options	315	1,305	661
Proceeds from issuance of convertible notes, net of transaction expenses	28,742	19,184	-
Redemption of convertible notes	(11,265)	(15,196)	-
Repurchase of ordinary shares	(4,414)	(5,677)	(10,687)
Purchase of interests in subsidiaries from non-controlling interests	-	(7,003)	-
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	-	-	17,010
Net cash provided by financing activities	13,378	64,530	6,984
Net increase/(decrease) in cash and cash equivalents and restricted cash	21,257	(17,721)	(1,222)

* Net cash used in operating activities and net cash provided by/used in investing activities for the years ended December 31, 2019 and 2020 have been revised to adjust for amounts by US$13,998 and US$77,655, respectively, to revise "capital contribution to subsidiaries" and "refund from subsidiaries of capital contribution" to investing activities from operating activities as presented in previously issued consolidated financial statements included in 2019 and 2020 Form 20-F. In the opinion of management, the adjustment is immaterial.  The impact of the revisions is eliminated in consolidation. There is no impact on the previously reported consolidated financial position, results of operations or cash.